Financial Instruments - Summary of Coverage Ratio and Leverage Ratio (Detail)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	4.07%	4.17%	3.84%
Less than or Equal to 6.25 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	6.25%
Less than or Equal to 6.00 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	6.00%
Less than or Equal to 5.75 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	5.75%
Less than or Equal to 5.25 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	5.25%
Less than or Equal to 4.75 Ratio [member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	4.75%		4.75%
Less than or Equal to 4.50 Ratio [Member]
Disclosure of detailed information about financial instruments [line items]
Leverage Ratio	4.50%